Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues	$ 0	$ 0
Cost of Sales	0	0
Gross Profit	0	0
Operating Expenses
Amortization of Intangible Assets	12,205	12,477
General and Administrative	167,009	260,283
Total Operating Expenses	179,214	272,760
Other Income (Expense)
Gain (Loss) on Change in FMV of Derivative Liability	115,799	84,700
Gain (Loss) on Extinguishment of Debt	0	120,000
Loss on Derivatives	(201,943)	0
Interest Expense	(247,372)	(121,447)
Total Other Income (Expense)	(333,516)	83,253
Net Loss Before Income Taxes	(512,730)	(189,507)
Provision for Income Tax	0	0
Net Loss	(512,730)	(189,507)
Convertible Preferred Stock Dividend	(12,430)	(5,504)
Net Loss Attributable to Common Stockholders	$ (525,160)	$ (195,011)
Net Loss Per Share Attributable to Common Stockholders - Basic	$ (0.00)	$ (0.00)
Net Loss Per Share Attributable to Common Stockholders - Diluted	$ (0.00)	$ (0.00)
Weighted Average Shares Outstanding Attributable to Common Stockholders - Basic	224,759,740	160,406,294
Weighted Average Shares Outstanding Attributable to Common Stockholders - Diluted	224,759,740	160,406,294